Basis of Preparation and Material Accounting Policies	12 Months Ended
Dec. 31, 2023
General Information [Abstract]
Basis of Preparation and Material Accounting Policies
2.	Basis of Preparation and Material Accounting Policies

Significant accounting policies applied to prepare the consolidated financial statements are detailed below. These policies have been applied consistently to all years presented in these financial statements; unless otherwise indicated.

Going concern basis of accounting

Management maintains reasonable expectation that the Corporation has adequate resources to continue in operation for a reasonable period of time and that the going concern basis of accounting remains appropriate. As of December 31, 2023, AENZA’s consolidated backlog amounted to S/ 4,278 million (US$ 1,152 million). Corporation believes that backlog provides visibility for potential growth in the coming years and that is strategically targeted to key end-markets such as mining, infrastructure, power, energy and real estate. As a leading Peruvian conglomerate in Infrastructure, Energy, Real Estate, and Engineering & Construction segments with a diversified and difficult-to-replicate portfolio of best-in-class assets and projects is well-positioned to capitalize upon the significant infrastructure deficit and other business opportunities in Latin America.

As of December 31, 2023, the Corporation’s net current assets were S/ 2,819 million and the Corporation’s cash and cash equivalents were S/ 1,004 million. As of December 31, 2023, Corporation had a total outstanding indebtedness of S/ 1,645 million (US$ 443 million). In 2023, the Corporation recognized a profit of the year of S/ 141 million (S/ 85 million attributable to owners of the Company). For the year ended December 31, 2022, the Company recognized in its consolidated financial statements the total liabilities associated with the Plea Agreement recognizing an expense of S/ 258.3 million. In this sense AENZA is committed to pay a civil compensation to the Peruvian Government of approximately S/ 488.9 million.

Additionally, in March 2022, the Corporation entered into a bridge loan credit agreement for up to US$ 120 million that matures in October 2023. In 2023, payments of US$ 20 million were made, and the term extension of the bridge loan agreement was signed for up to US$ 100 million for a period of twelve months.

The appropriateness of the going concern basis of accounting has its support on the continued generation of own resources and, if necessary, borrowings from local and international sources and capital contributions from the owners of the Company. Management has the ability to take the following mitigation actions to preserve liquidity and optimize the Corporation’s cash flow:

■	Reducing non-essential capital expenditures and deferring or cancelling discretionary spend;

■	Financial restructuring, including a short-term and long-term structural solutions and capital increase.

Based on these factors, Management has a reasonable expectation that the Corporation has adequate resources for its operations.

Material accounting policy information

The Corporation adopted the Disclosure of Accounting Policies (Amendments to IAS 1 and IFRS Practice Statement 2) from 1 January 2023. Although the amendments did not result in any changes to the accounting policies themselves, they impacted the accounting policy information disclosed in the consolidated financial statements. The amendments require the disclosure of “material”, rather than “significant”, accounting policies. The amendments also provide guidance on the application of materiality to disclosure of accounting policies, assisting entities to provide useful, entity-specific accounting policy information that users need to understand other information in the consolidated financial statements. Management reviewed the accounting policies and made updates to the information disclosed in note 2 Basis of Preparation and Material Accounting Policies (2022: Basis of Preparation and Significant Accounting Policies).

A.	Basis of preparation

i.	Basis of accounting

The consolidated financial statements of the Company and its Subsidiaries have been prepared in accordance with International Financial Reporting Standards (IFRS) issued by the International Accounting Standard Board (IASB) effective as of December 31, 2023.

ii.	Basis of measurement

These consolidated financial statements have been prepared on the historical cost basis, according to the Corporation’s accounting records.

iii.	Responsibility for the information

The information contained in these financial statements is the responsibility of the Management of the Corporation that expressly states that all the principles and criteria included in the IFRSs as issued by the IASB, effective as of December 31, 2022 and 2023, have been applied.

iv.	Functional and presentation currency

These consolidated financial statements are presented in soles (S/), which is the Corporation’s functional currency. All amounts have been rounded to the nearest thousand, unless otherwise indicated. The functional currencies of the Subsidiaries domiciled in Chile and Colombia are CLP (Chilean Pesos) and COP (Colombian Pesos), respectively.

v.	Use of judgments and estimates

In preparing these consolidated financial statements, Management has made judgments and estimates that affect the application of the accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates. Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized prospectively.

Judgments

Information about judgments made in applying accounting policies that have the most significant effects on the amounts recognized in the consolidated financial statements is included in the following notes:

■	Revenue recognition: identification of performance obligations and determination of revenue recognition at a point in time (note 2.W).

■	Lease term: whether the Company and its Subsidiary are reasonably certain to exercise extension options in leases (note 2.Y).

■	Estimate of current tax payable and current tax expense in relation to an uncertain tax treatment (note 2.R).

Assumptions and estimation uncertainties

Information about assumptions and estimation uncertainties as of December 31, 2022 and 2023, that have a significant risk of resulting in a material adjustment to the carrying amounts of assets and liabilities is included in the following notes:

■	Measurement of expected credit losses (ECL) allowance for trade receivables and contract assets: (note 2.I);

■	Recognition and measurement of provisions and contingencies: key assumptions about the likelihood and magnitude of an outflow of resources (note 2.T);

■	Recognition of deferred tax assets: availability of future taxable profit against which deductible temporary differences and tax losses carried forward can be utilized in previous periods (note 2.R);

■	Allowance for inventory obsolescence (note 2.J);

■	Allowance for useful lives and residual values of property, plant, and equipment (note 2.L).

■	Impairment test of intangible assets and goodwill: key assumptions underlying recoverable amounts (note 2.M)

Measurement of fair values

A number of the Corporation’s accounting policies and disclosures require the measurement of fair values, for both financial and non-financial assets and liabilities.

The Corporation has an established control framework with respect to the measurement of fair values. If third party information, such as broker quotes or pricing services, is used to measure fair values, then the Corporation assesses the evidence obtained from the third parties to support the conclusion that these valuations meet the requirements of IFRS, including the level in the fair value hierarchy in which the valuations should be classified. The Company regularly reviews significant unobservable inputs and valuation adjustments.

When measuring the fair value of an asset or a liability, the Corporation uses observable market data as far as possible. Fair values are categorized into different levels in a fair value hierarchy based on the inputs used in the valuation techniques as follows:

Level 1:	Measurement based on quoted prices in active markets for identical assets or liabilities.

Level 2:	Measurement based on inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices).

Level 3:	Measurement based on inputs for the asset or liability that are not based on observable market data (i.e. unobservable inputs, generally based on internal estimates and assumptions of the Corporation).

If the inputs used to measure the fair value of an asset or a liability fall into different levels of the fair value hierarchy, then the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement.

The Corporation recognizes transfers between levels of the fair value hierarchy at the end of the reporting period during the period which the change occurred.

B.	Consolidation of financial statements

i.	Subsidiaries

The Company ‘controls’ an entity when it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. The financial statements of subsidiaries are included in the consolidated financial statements from the date on which control commences until the date on which control ceases.

Business acquisition-related costs are expensed as incurred. Balances, income, and expenses from transactions between Corporation companies are eliminated. Profits and losses resulting from inter-group transactions that are recognized as assets are also eliminated.

ii.	Business Combinations

The Corporation accounts for business combinations using the acquisition method when control is transferred to the Corporation. The consideration transferred in the acquisition is generally measured at fair value, as are the identifiable net assets acquired. Any goodwill that arises is tested annually for impairment. Any gain on a bargain purchase is recognized in profit or loss immediately. Transaction costs are expensed as incurred.

iii.	Non-controlling interests

For each business combination, the Corporation shall select between measuring the non-controlling interests in the acquiree at fair value or at their proportionate share of the acquiree’s identifiable net assets at the acquisition date. Changes in the Corporation’s interest in a subsidiary that do not result in a loss of control are accounted for as equity transactions.

iv.	Associates

Associates are those entities in which the Corporation has significant influence, but not control or joint control, over the financial and operating policies. A joint venture is an arrangement in which the Corporation has joint control, whereby the Corporation has rights to the net assets of the arrangement, rather than rights to its assets and obligations for its liabilities.

Interests in associates and the joint venture are accounted for using the equity method. They are initially recognized at cost, which includes transaction costs. Subsequent to initial recognition, the consolidated financial statements include the Corporation’s share of the profit or loss and other comprehension income of equity-accounted investees, until the date on which significant influence or joint control ceases.

v.	Joint arrangements

Under IFRS 11, investments in joint arrangements are classified as either a joint operation or as a joint venture depending upon each investor’s rights and obligations arising from the arrangement. The Corporation has assessed the nature of its joint arrangements and determined that they are joint ventures.

Joint ventures are accounted for using the equity method. Under the equity method, interest in joint ventures is initially recognized at cost and adjusted thereafter to recognize the Corporation’s share of post-acquisition profits and losses, as well as movements in other comprehensive income. When the Corporation’s share in the losses of a joint venture equals or exceeds its interest in such joint venture (including any long-term share that is substantially part of the Corporation’s net investment in the joint venture), the Corporation does not recognize additional losses, unless it has assumed obligations or made payments on behalf of the joint ventures.

Unrealized gains on transactions between the Corporation and its joint ventures are eliminated to the extent of the Corporation’s interest in such joint ventures. Unrealized losses are also eliminated, unless the transaction provides evidence of an impairment of the transferred asset. Gains arising from the application of the equity of accounting method are recognized in the consolidated statement of profit or loss and other comprehensive income.

In the Corporation, joint operations mainly relate to consortia (entities without legal personality) created for the development of construction contracts. Considering that the only objective of this type of consortium is to develop a specific project, all revenue and costs are included within revenue from construction activities and cost of construction activities, respectively.

vi.	Changes in ownership interest in a subsidiary that do not result in a loss of control

Transactions with non-controlling shareholders that do not result in loss of control are accounted for as equity transactions, i.e. as transactions with owners in their capacity as owners. The difference between the fair value of any consideration paid and the relevant share acquired of the carrying amount of net assets of the subsidiary is recorded in equity. Gains or losses on disposals of shares to non-controlling shareholders are also recorded in equity at the time of disposal.

vii.	Disposal of subsidiaries

When the Corporation loses control of a subsidiary, any interest retained in said entity is remeasured at its fair value at the date it loses control of the subsidiary, and any change in respect to the carrying amount is recognized in profit or loss. The fair value is considered the initial carrying amount for purposes of accounting for the retained interest as an associate, joint venture or financial asset. In addition, any amounts previously recognized in other comprehensive income in respect of that entity are accounted for as if the Corporation had directly disposed of the related assets or liabilities. This means that the amount previously recognized in other comprehensive income could be reclassified to profit or loss for the year.

viii.	Transactions eliminated on consolidation

Intra-group balances and transactions, and any unrealized income and expenses arising from intra-group transactions, are eliminated. Unrealized gains arising from transactions with equity-accounted investees are eliminated against the investment to the extent of the Corporation’s interest in the investee. Unrealized losses are eliminated in the same way as unrealized gains, but only to the extent that there is no evidence of impairment.

C.	Foreign currency translation

i.	Functional and presentation currency

These consolidated financial statements are presented in soles (S/), which is the Corporation’s functional and presentation currency. All subsidiaries, joint arrangements, and associates use the Peruvian sol as their functional currency, except for foreign subsidiaries, for which the functional currency is the currency of the country in which they operate.

ii.	Transactions and balances

Transactions in foreign currency are translated into functional currency at the exchange rates at the dates of the transactions or the valuation date in the case of items that are remeasured. Foreign exchange gains and losses resulting from the settlement of such transactions are recognized in the statement of profit or loss, except when deferred in other comprehensive income. Foreign exchange gains and losses of all monetary items are included in the statement of other comprehensive income under ‘Exchange difference, net’.

Exchange differences arising from foreign currency loans granted by the Company to its subsidiaries are recognized in profit or loss both in the consolidated financial statements of the Company and in the separate financial statements of the subsidiaries. In the consolidated financial statements, such exchange differences are recognized in other comprehensive income and are reclassified to profit or loss in the event of the disposal of the subsidiary or debt repayment to the extent such loans qualify as part of the “net investment in a foreign operation.”

iii.	Corporation companies

The results and financial position of the Corporation entities (none of which has the currency of a hyperinflationary economy) that have a functional currency different from the Corporation’s presentation currency are translated into the presentation currency as follows:

(i)	assets and liabilities for each statement of financial position are translated at the closing rate at the date of that consolidated statement of financial position;

(ii)	income and expenses for each statement of profit or loss are translated at the average exchange rate (unless this average is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case income and expenses are translated at the rate prevailing on the date of the transaction);

(iii)	capital is translated by using the historical exchange rate for each capital contribution made; and

(iv)	all resulting exchange differences are recognized as separate components in other comprehensive income, under ‘Translation of net investment in foreign operations’.

Goodwill and fair value adjustments arising from the acquisition of a foreign operation are treated as assets and liabilities of the foreign entity and are translated at the closing exchange rate. Exchange differences are recognized in other comprehensive income.

D.	Operating segments

Operating segments are reported in a manner consistent with the internal reporting provided to the Corporation’s Management.

If there are changes in the internal organization in a manner that causes the identification of operating segments to change, the Corporation shall restate the comparative information for earlier periods unless the information is not available.

E.	Public service concessions

Concession agreements entered into between the Corporation and the Peruvian Government whereby the Corporation, acting in its capacity as concessionaire, assumes obligations for the construction and improvement of infrastructure, and which qualify as public service concessions are accounted as defined by IFRIC 12 Service Concession Arrangements. Under these arrangements, the government controls and regulates the infrastructure services provided by the Corporation and establishes to whom these services are to be provided and at what prices. The concession agreement establishes the obligation to return the infrastructure to the grantor at the end of the concession term or when there is any expiration event. This feature gives the grantor the control over the risks and rewards of the residual value of the assets at the end of the concession term. For this reason, the Corporation will not recognize infrastructure as part of its property, plant, and equipment. The consideration to be received from the Peruvian government for public infrastructure construction or improvement activities is recognized as a financial asset, intangible asset, or both, as set forth below:

i.	It is recognized as a financial asset to the extent that it has an unconditional contractual right to receive cash or another financial asset either because the government guarantees to pay specified or determinable amounts or because the government covers the shortfall between the amounts received, as concessionaire, from users of the public service and specified or determinable amounts. These financial assets are initially recognized at fair value, and, subsequently, at amortized cost (financial asset model).

ii.	It is recognized as an intangible asset to the extent that the agreement provides the Corporation with a contractual right to charge users for public services rendered. The resulting intangible asset measured at cost is amortized as described in note 2.M (intangible asset model).

iii.	It is recognized as a financial asset and an intangible asset when the Corporation is paid partly by a financial asset and partly by an intangible asset (bifurcated model).

F.	Financial instruments

i.	Recognition and initial measurement

Trade accounts receivable are initially recognized when they are originated. All other financial assets and financial liabilities are initially recognized when the Corporation becomes a party to the contractual provisions of the instrument.

A financial asset (unless it is a trade account receivable without a significant financing component) or financial liability is initially measured at fair value plus, for an item not measured at fair value through profit or loss (FVTPL), transaction costs that are directly attributable to its acquisition or issue. An account receivable without a significant financing component is initially measured at the transaction price.

ii.	Classification and subsequent measurement

■	Financial assets

On initial recognition, assets are classified as measured at amortized cost or Fair Vale Through Profit and Loss (“FVTPL”). The classification depends on the purpose for which the financial assets were acquired based on the Company’s business model for managing the financial assets and the characteristics of the contractual cash flows of the financial asset.

Management determines the classification of its financial assets at the date of initial recognition and reevaluates this classification as of the date of each consolidated financial statement closing. As of December 31, 2022 and 2023, the Company only holds financial assets at amortized cost.

A financial asset is measured at amortized cost if both of the following conditions are met and is not measured at FVTPL:

-	It is held within a business model whose objective is to hold the financial assets to collect contractual cash flows; and

-	Its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

All financial assets not classified as measured at amortized cost or fair value through other comprehensive income as described above are measured at FVTPL. This includes all derivative financial assets that are not cash flow hedge. On initial recognition, the Corporation may irrevocably designate a financial asset that otherwise meets the requirements to be measured at amortized cost or at fair value through other comprehensive income as at FVTPL if doing so eliminates or significantly reduces an accounting mismatch or recognition that would otherwise arise.

Subsequent measurement and gains and losses:

Financial assets at FVTPL	These assets are subsequently measured at fair value. Net gains and losses, including any interest or dividend income, are recognized in profit or loss.
Financial assets at amortized cost

These assets are subsequently measured at amortized cost using the effective interest method. The amortized cost is reduced by impairment losses. Interest income, foreign exchange gains and losses, and impairment are recognized in profit or loss. Any gain or loss on derecognition is recognized in profit or loss.

Debt investments at FVOCI	These assets are subsequently measured at fair value. Interest income calculated using the effective interest method, foreign exchange gains and losses and impairment are recognized in profit or loss. Other net gains and losses are recognized in OCI. On derecognition, gains and losses accumulated in OCI are reclassified to profit or loss.

The Corporation classified its financial assets at amortized cost.

■	Financial liabilities

Financial liabilities are classified as measured at amortized cost or FVTPL. A financial liability is classified as at FVTPL if it is classified as held-for-trading, it is a derivative or it is designated as such on initial recognition. Financial liabilities at FVTPL are measured at fair value and net gains and losses, including any interest expense, and are recognized in profit or loss. Other financial liabilities are subsequently measured at amortized cost using the effective interest method. Interest income and foreign exchange gains and losses are recognized in profit or loss. Any gain or loss on derecognition is also recognized in profit or loss.

iii.	Derecognition

Financial assets

The Corporation derecognizes a financial asset when the contractual rights to the cash flows from financial asset expire, or it transfers the rights to receive the contractual cash flows in a transaction in which substantially all of the risks and rewards of ownership of the financial asset are transferred, or it neither transfers nor retains substantially all of the risks and rewards of ownership and does not retain control over the transferred asset.

The Corporation enters into transactions whereby it transfers assets recognized in its consolidated statement of financial position, but retains either all or substantially all of the risks and rewards of the transferred assets. In these cases, the transferred assets are not derecognized.

Financial liabilities

The Corporation derecognizes a financial liability when its contractual obligations are discharged or canceled, or expire. The Corporation also derecognizes a financial liability when its terms are modified and the cash flows of the modified liability are substantially different, in which case a new financial liability based on the modified terms is recognized at fair value.

On derecognition of a financial liability, the difference between the carrying amount extinguished and the consideration paid (including any non-cash assets transferred or liabilities assumed) is recognized in profit or loss.

iv.	Offsetting

Financial assets and financial liabilities are offset, and the net amount presented in the consolidated statement of financial position when, and only when, the Corporation currently has a legally enforceable right to set off the amounts and it intends either to settle them on a net basis or to realize the asset and settle the liability simultaneously.

v.	Derivative financial instruments and hedge accounting

Derivatives are initially measured at fair value. Subsequent to initial recognition, derivative financial instruments are measured at fair value, and changes therein are generally recognized in profit or loss. The Corporation designates certain derivatives as hedging instruments to hedge the variability in cash flows associated with highly probable forecast transactions arising from changes in foreign exchange rates and interest rates.

At inception of designated hedging relationships, the Corporation documents the risk management objective and strategy for undertaking the hedge. The Corporation also documents the economic relationship between the hedged item and the hedging instrument, including whether the changes in cash flows of the hedged item and hedging instrument are expected to offset each other.

As of December 31, 2022 and 2023, the Corporation does not hold derivative financial instruments.

G.	Impairment

i.	Financial assets

Financial instruments and contract assets

The Corporation considers a financial asset to be nonperforming when contractual payments are more than 365 days past due. However, in certain cases, the Corporation may consider a financial asset to be nonperforming when internal or external information indicates that it is unlikely that the Corporation will receive the contractual amounts due before the Company executes the guarantees received. A financial asset is written off when there is no reasonable expectation of recovering the contractual cash flows.

IFRS 9 Financial Instruments requires that expected credit losses be recorded for all financial assets, except those carried at FVTPL, estimating them over twelve months or over the lifetime of the financial instrument (“lifetime”). Under this standard, the Company applies the general approach for trade and other accounts receivable, which requires assessing whether credit risk has significantly increased to determine whether the loss shall be estimated based on 12 months after the reporting date or during the lifetime of the asset.

Loss allowances for trade receivables are always measured at an amount equal to lifetime expected credit loss (“ECL’s”). When determining whether the credit risk of a financial asset has increased significantly since initial recognition and when estimating ECLs, the Corporation considers reasonable and supportable information that is relevant and available without undue cost or effort. This includes both quantitative and qualitative information and analysis, based on the Corporation’s historical experience and informed credit assessment, loss of the time value of money and individual analysis of the clients (considering their geographical location).

At each reporting date, the Corporation assesses whether financial assets carried at amortized cost are credit-impaired. A financial asset is ‘credit-impaired’ when one or more events that have a detrimental impact on the estimated future cash flows of the financial asset have occurred.

Evidence that a financial asset is credit-impaired includes the following observable data:

■	significant financial difficulty of the issuer or debtor;

■	a breach of contract such as a default or being more than 90 and 180 days past due;

■	it is probable that the debtor will enter bankruptcy or other financial reorganization; or

■	the disappearance of an active market for a security because of financial difficulties.

For financial assets for which the Company has no reasonable expectation of recovering either all or a portion of the outstanding amount, the gross carrying amount of the financial asset is reduced. This is considered a (partial) derecognition of the financial asset.

The gross carrying amount of a financial asset is written off when the Corporation has no reasonable expectations of recovering a financial asset in its entirety or a portion thereof. For individual customers and for corporate customers, the Corporation individually makes an assessment with respect to the timing and amount of write-off based on whether there is a reasonable expectation of recovery. The Corporation expects no significant recovery from the amount written off. However, financial assets that are written off could still be subject to enforcement activities in order to comply with the Corporation’s procedures for recovery of amounts due.

ii.	Non-financial assets

At each reporting date, the Corporation reviews the carrying amounts of its non-financial assets (other than investment property, inventories and deferred tax assets) to determine whether there is any indication of impairment. If any such indication exists, then the asset’s recoverable amount is estimated. Goodwill and intangible assets with an indefinite useful life are tested annually for impairment.

For impairment testing, assets are grouped together into the smallest group of assets that generates cash inflows from continuing use that are largely independent of the cash inflows of other assets or Cash Generating Unit’s (“CGU”). Goodwill arising from a business combination is allocated to CGU or group of CGUs that are expected to benefit from the synergies of the combination.

The recoverable amount of an asset or CGU is the greater of its value in use and its fair value less costs to sell. Value in use is based on the estimated future cash flows, discounted to their present value using an after-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset or CGU. An impairment loss is recognized if the carrying amount of an asset or CGU exceeds its recoverable amount.

Impairment losses are recognized in profit or loss. They are allocated first to reduce the carrying amount of any goodwill allocated to the CGU, and then to reduce the carrying amounts of the other assets in the CGU on a pro rata basis.

An impairment loss in respect of goodwill is not reversed. For other assets, an impairment loss is reversed only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of depreciation or amortization, if no impairment loss had been recognized.

H.	Cash and cash equivalents

In the consolidated statements of financial position and cash flows, cash and cash equivalents include cash on hand, demand deposits with banks, other highly liquid investments with maturities of three months or less and bank overdrafts. In the consolidated statement of financial position, bank overdrafts are included in the balance of other financial liabilities as current liabilities.

I.	Trade accounts receivable

Trade accounts receivable are amounts due from customers for goods or services sold by the Corporation. If any trade account receivable is expected to be collected within one year, it is classified as current; otherwise, it is classified as non-current.

Trade accounts receivable are initially recognized at transaction value, and subsequently, they are measured at amortized cost using the effective interest method, less any estimation for impairment, except for trade accounts receivable of less than one year that are recorded at face value which is similar to their fair values due to their short-term maturity.

It includes Management’s estimates corresponding to collection rights for services performed but not yet invoiced and/or approved by client, which have been valued using the percentage of completion method. It corresponds mainly to the Engineering and Construction segment (subsidiaries Cumbra Peru S.A. and Cumbra Ingenieria S.A.). In the Infrastructure segment, concerning concessions, it corresponds to future collections for public services, mainly represented by unconditional contractual rights to be received from the Grantor under the financial asset model (note 2.E)

J.	Inventories

The inventories include land, work-in-progress and finished buildings related to the real estate activity, materials used in the construction activity, and supplies traded as part of the exploration and extraction activity.

i.	Real Estate Activity

Land used for the execution of real estate projects is recognized at acquisition cost. Work-in-progress and finished real estate include the costs of design, materials, direct labor, borrowing costs (directly attributable to the acquisition, construction, production of the qualifying asset), other indirect costs, and general expenses related to the construction. The lands used for real estate projects with launch date in future periods are presented as non-current asset.

Net realizable value is the estimated selling price in the ordinary course of business, less applicable selling expenses. Annually, the Corporation reviews whether inventories have been impaired identifying three groups of inventories to measure their net realizable value: i) land bought for future real estate projects which are compared to their appraisal value, if the acquisition value is higher, a provision for impairment is recognized; ii) land under construction: in this case impairment is measured based on cost projections; if these costs are higher than selling prices of each real estate unit, an estimate for impairment is recorded; and iii) finished real estate units: these inventory items are compared to the selling prices less commercialization costs; if they are higher, an estimation for impairment is recorded.

For the reductions in the carrying amount of these inventories to their net realizable value, a provision is recognized for impairment of inventories with a charge to profit or loss for the year in which those reductions occur.

ii.	Exploration and extraction activities

Inventories are valued at the lower of production costs and net realizable value (“NRV”), on the basis of the weighted average method. The NRV represents the value at which it is estimated to realize oil, gas and its derivatives LPG and Saturated Acyclic Hydrocarbons, which is calculated on the basis of international prices less the discounts usually granted. Miscellaneous supplies, materials, and spare parts are valued at the lower of cost and replacement value, based on the average method. The cost of inventories excludes financing expenses and exchange differences. Inventories in transit are recorded at cost, using the specific identification method.

The Corporation registered a provision for materials impairment to profit and loss for the cases in which book value exceeds recoverable value.

iii.	Other activities

Materials and supplies are recorded at the lower of cost (by the weighted average method) and their replacement cost. The cost of these items includes freight and non-refundable applicable taxes.

Impairment of these items is estimated on the basis of specific analyses performed by Management on their turnover. If it is identified that the carrying amount of inventories of materials and supplies exceeds their replacement value, the difference is charged to profit or loss in the period in which this situation is determined.

Management considers that, as of the date of the consolidated financial statements, it is not necessary to record provisions additional to those recognized in the financial statements to cover losses due to obsolescence of these inventories.

K.	Investment properties

Investment properties are shown at cost less their accumulated depreciation and impairment losses, if any. Subsequent costs attributable to investment properties are capitalized only if it is probable that future economic benefits will flow to the Company and the cost of these assets can be measured reliably; otherwise, they are recognized as expenses when incurred.

Maintenance and repair expenses are recognized in profit or loss in the period when they are incurred. If the carrying amount of a property is greater than its estimated recoverable amount, it is immediately reduced to its recoverable amount.

Depreciation is calculated under the straight-line method at a rate that is considered sufficient to absorb the cost of assets at the end of the useful life and considering their significant components, with substantially different useful lives (each component is accounted for separately for depreciation purposes and is depreciated over its separate useful life). The estimated useful lives of those properties range from 5 to 50 years.

These investment properties have been leased under operating leases to third parties.

L.	Property, plant, and equipment

i.	Recognition and measurement

These assets are stated at historical cost less accumulated depreciation and accumulated losses, if any. Historical cost includes expenditure that is directly attributable to the acquisition of these items.

Assets under construction are capitalized as a separate component. Upon completion, the cost of these assets is transferred to their definitive category. Replacement units are assets whose depreciation begins when units are installed for use within the related asset.

ii.	Subsequent expenditure

Subsequent expenditures are included in the carrying amount of the asset or they are recognized as a separate asset, as appropriate, only when it is probable that future economic benefits will flow to the Corporation, or are likely to extend the estimated useful life of the asset, and the cost of these assets can be measured reliably. Maintenance and repair expenses are presented in the consolidated statement of profit or loss in the period when incurred.

iii.	Depreciation

Depreciation is calculated using the straight-line method based on the estimated useful life of the asset. The estimated useful lives are as follows:

Years
Buildings and premises	3 to 50
Machinery and equipment	2 to 20
Vehicles	2 to 10
Furniture and fixtures	2 to 10
Other equipment	2 to 10

Depreciation of machinery and equipment, and vehicles recognized as “Major equipment” is calculated based on their hours of use. Under this method, the total number of hours that the machinery and equipment can operate is estimated and an hourly value is established.

The residual value and the useful life of an asset are reviewed and adjusted, if necessary, at year-end. Profit or loss for the sale of assets are recognized in ‘Other income and expenses’ in the statement of profit or loss. Regarding joint operations that carry out construction activities, the difference between the proceeds from disposals of fixed assets and their carrying amount is shown within ‘Revenue from construction activities’ and ‘cost of construction activities’, respectively.

M.	Intangible assets

i.	Goodwill

Goodwill arises on the acquisition of subsidiaries and represents the excess of the purchase consideration, the amount of any non-controlling interest in the acquiree and the acquisition-date fair value of the acquirer’s previously held equity interest in the acquiree over the fair value of the net identifiable assets. If the purchase consideration, the amount of any non-controlling interest in the acquiree, and the fair value of the acquirer’s previously held equity interest in the acquiree is lower than the fair value of the net assets of the acquired subsidiary, then the difference is recognized in the statement profit or loss.

Goodwill arising from a business combination is allocated to each cash-generating unit (CGU), or group of CGUs, that are expected to benefit from the business combination. Goodwill is monitored at the operating segment level.

Goodwill is tested for impairment at least annually or more often if there is evidence of impairment. Any impairment is recognized as an expense in ‘Other income and expenses’ and cannot be reversed later.

ii.	Trademarks

Separately acquired trademarks are shown at historical cost. Trademarks acquired in a business combination are recognized at fair value at the acquisition date. Management has determined that these trademarks have indefinite useful lives.

The trademark is tested for impairment at least annually or more often if there is evidence of impairment. Any impairment is recognized as an expense in ‘Other income and expenses’. The carrying amount written off due to impairment is reviewed at each reporting date to verify possible reversals of the impairment and is recognized in ‘Other income and other expenses’.

iii.	Concession rights

The intangible asset related to the right to charge users for the services covered by the concession (note 2.E) is initially recorded at the fair value of construction or improvement services and, prior to the beginning of amortization, an impairment test is performed; it is amortized using the straight-line method, from the date revenue from services starts using the effective period of the concession agreement.

iv.	Contractual customer relationships

Contractual customer relationships are assets resulting from business combinations that were initially recognized at fair value, determined on the basis of the present value of the expected net cash flows from such relationships, over a period of time based on the estimated customer tenure (the estimation of useful life is based on the contract terms which fluctuates between 5 and 9 years). The useful life and the estimate of impairment of these assets are individually assessed.

v.	Cost of well development

Costs incurred during the development phase associated with the preparation of the wells for the extraction of hydrocarbons from the lots located in Talara, are capitalized as part of intangible assets. These costs are amortized over the useful lives of the wells (estimated in remaining periods for Lots I and V and the unit-of-production method for Lots III and IV), until the end of the term of the contracts with Perupetro. The Lot I contract expired in 2021 and Lot V contract expired in 2023.

The Corporation has established the Successful Efforts Method as its policy for the recognition and evaluation of exploration oil assets. During 2021, an exploratory well was drilled in Block IV, obtaining successful results. In 2022 and 2023, no exploratory well drilling activities were carried out.

vi.	Software

Software development costs that are directly attributable to the design and testing of identifiable and unique software controlled by the Corporation are recognized as intangible assets when the following criteria are met:

■	it is technically feasible to complete the software so that it will be available for use;

■	Management has the intention to complete the software and use or sell it;

■	there is an ability to use or sell the software;

■	it can be demonstrated that the software is likely to generate future economic benefits;

■	the technical, financial and other resources necessary to complete the development of the software to enable its use or sale are available; and

■	expenses attributable to the software during its development can be reliably measured.

Other development costs that do not meet these recognition criteria are recognized in profit or loss as incurred. Development costs previously recognized as an expense are not recognized as an asset in a subsequent period. Software development costs recognized as assets are amortized over their estimated useful lives, which range from 2 to 12 years.

vii.	Surface rights

It refers to the rights held by the subsidiary Promotora Larcomar S.A. Land use rights are stated at historical cost less amortization and any accumulated impairment losses. The useful life of the surface rights is 60 years according to the signed contract and may be extended if agreed by parties. Amortization will begin when it becomes ready for its intended use by Management.

N.	Trade accounts payable

Trade accounts payable are obligations to pay for goods or services acquired from suppliers in the ordinary course of business. Accounts payable are classified as current liabilities if payment is to be made in a year or less or in the normal operating cycle of the business if it is higher; otherwise, they are presented as non-current liabilities.

Accounts payable are initially recognized at fair value, and subsequently, they are measured at amortized cost using the effective interest method, except for trade accounts payable of less than one year that are recorded at face value which is similar to their fair values due to their short-term maturity.

O.	Financial liabilities at FVTPL

Financial liabilities designated at initial recognition at FVTPL are designated at the initial recognition date, and only if the criteria of IFRS 9 are met. The Corporation does not maintain financial liabilities at fair value.

P.	Other financial liabilities

They correspond to loans and bonds issued by the Corporation, which are initially recognized at their fair value, net of transaction costs incurred. These financial liabilities are subsequently recorded at amortized cost; any resulting difference between the funds received (net of transaction costs) and the redemption value is recognized in the statement of profit or loss during the loan term using the effective interest method.

Costs incurred to obtain these financial liabilities are recognized as transaction costs to the extent that it is probable that a part or the whole loan will be received. In this case, these charges defer until the loan is received.

Q.	Borrowing costs

Borrowing costs are recognized in profit or loss in the period in which they have been incurred, except for intangible assets and inventories in which the borrowing costs are capitalized.

General and specific borrowing costs directly attributable to acquisitions, construction or development of qualifying assets, which are assets that necessarily take a substantial period of time (more than twelve months) to get ready for their intended use or sale, are added to the cost of those assets, until such time as the assets are substantially ready for their intended use or sale. The Corporation suspends the capitalization of borrowing costs during the periods in which the development of activities of a qualifying asset has been suspended. The income obtained from the temporary investment of specific borrowings that have not yet been invested in qualifying assets is deducted from the borrowing costs eligible for capitalization.

R.	Current and deferred income tax

Income tax of the period comprise current and deferred income tax. Tax is recognized in the statement of profit or loss, except to the extent that it relates to items recognized in the statement of other comprehensive income or directly in equity. In this case, the tax is also recognized in the statement of other comprehensive income or directly in equity, respectively.

The current tax is calculated on the basis of the tax laws enacted at the date of the statement of financial position in the countries where the Company and its subsidiaries operate and generate taxable income. Management, where applicable, makes provisions on the amounts expected to be paid to the tax authorities.

A provision is recognized for those matters for which the determination of taxes is uncertain, but it is considered probable that there will be a future outflow of economic resources to a tax authority. Provisions are measured at the best estimate of the amount expected to be paid. The assessment is based on the tax judgment of professionals within the Company supported by prior experience in relation to such activities and in certain cases based on specialized independent tax advice.

Deferred income tax is recognized on temporary differences arising from tax basis of assets and liabilities, and their balances in consolidated financial statements. A deferred income tax asset is only recognized to the extent that it is probable that future taxable profits will be available, against which temporary differences can be utilized. Deferred income tax is determined using tax rates and legislation enacted as of the date of the consolidated statement of financial position that are expected to be applied when the deferred tax is realized or paid. A deferred tax asset is only recognized so far as it is probable that there would be future tax benefits against which temporary differences can be utilized.

Deferred income tax is provided on temporary differences arising on investments in subsidiaries and associates, except for deferred tax liability where the timing of the reversal of the temporary difference is controlled by the Corporation and it is probable that the temporary difference will not reverse in the foreseeable future. Deferred tax arising from the initial recognition of goodwill is not recognized; likewise, the deferred tax is not recorded if it arises from the initial recognition of an asset or liability in a transaction that is not a business combination that does not affect the accounting or tax profit or loss at the time of the transaction.

S.	Employee benefits

The Corporation recognizes a liability when the employee has rendered services in exchange for which is entitled to receive future payments and an expense when the Corporation has consumed the economic benefit from the service rendered by the employee in exchange for the benefits in question.

The Corporation determines employee benefits in accordance with current labor and legal regulations and classifies them as short-term benefits, long-term benefits, and termination benefits.

Short-term benefits are those other than severance indemnities, the payment of which is settled in the twelve months following the end of the period in which the employees have rendered their services; they correspond to current compensation (wages, salaries, and social health contributions), annual and sick leave, profit sharing and incentives and other non-monetary benefits.

Long-term benefits are those benefits to be paid more than twelve months after the end of the period in which the services have been rendered. As of December 31, 2022 and 2023, the Corporation did not grant benefits under this category.

Termination benefits are those benefits payable as a result of: (i) the entity’s decision to terminate the employee’s contract before the retirement date, and (ii) the employee’s decision to voluntarily accept the termination of the employment relationship.

i.	Short-term benefits

Current compensation

Current compensation consists of wages, salaries, social health contributions, legal bonuses and compensation for length of service (CTS, for its Spanish acronym). Wages, salaries and social health contributions are paid monthly based on the consideration for services rendered.

The Corporation entities recognizes the expense for legal bonuses and their related liabilities under laws and regulations currently in force in Peru, Chile, and Colombia. In Peru, legal bonuses correspond to two monthly payments which are accrued based on the consideration for the service. There are no legal bonuses in Chile; in Colombia, it is called service bonus and corresponds to a monthly remuneration per year.

Compensation for length of service (CTS) corresponds to the employee’s indemnity rights which are accrued based on the consideration for the service rendered calculated in accordance with the legislation in force in each country where the entities comprising the Corporation operate. They are determined as follows: (i) in Peru, it is equivalent to half the compensation in force at the date of payment and is made through deposit in bank accounts designated by the workers in the months of May and November of each year; (ii) in Colombia, it is equivalent to 8.33% of the monthly remuneration, and (iii) in Chile this benefit is not available.

Annual paid absences

Personnel’s annual vacations are recognized on an accrual basis. The provision for estimated liability corresponding to personnel’s annual vacations, resulting from services rendered by the employees, is recorded on the date of the statement of financial position and corresponds to: (i) one month for personnel in Peru, (ii) fifteen days for personnel in Colombia, and (iii) in the case of Chile, they are subject to the worker’s seniority and range from fifteen to thirty days.

Profit sharing and incentives

The workers’ profit sharing is determined on the basis of the legal provisions in force in each country where the entities of the Corporation operate, as follows: (i) in Peru, it is equivalent to 5% of the taxable base determined by each Company of the Corporation, in accordance with current income tax legislation, (ii) in Chile, workers’ profit sharing is a component of the remuneration (equivalent to 4.75 minimum wages per year) or 10% of the profit, to be determined by the employer, (iii) in Colombia, these benefits are not provided to employees.

ii.	Termination benefits

The Corporation entities recognize liabilities and expenses for severance indemnities when they occur, based on the legal provisions in force in each country. Under Peruvian law, compensation for arbitrary dismissal for personnel with indefinite-term contracts is 1.5 times the monthly compensation for each year worked, up to a maximum of twelve monthly compensations.

Under Colombian legislation, for the first year worked, the equivalent of 30 days of salary is granted, and from the second year on, the compensation will be the equivalent of 20 days of salary for each additional year (or the proportion); under the legislation of Chile, the employee receives a compensation of thirty days of monthly salary for each year worked with a maximum of 330 days.

T.	Other provisions

Provisions are recognized when the Corporation has a present obligation, either legal or constructive, as a result of past events, and when it is probable that an outflow of resources will be required to settle the obligation and it is possible to reliably estimate its amount. Provisions are reviewed at the end of each period. If the time value of money is significant, provisions are discounted using a pre-tax rate that reflects, when appropriate, specific risks of liabilities. The reversal of the discount due to the passage of time results in an increase of the obligation which is recognized with a charge to the statement of profit or loss as a finance cost.

Contingent obligations are disclosed when their existence will only be confirmed as a result of future events or when the amount cannot be measured reliably. Contingent assets are not recognized and are disclosed only if it is probable that the Corporation will generate economic benefits in the future.

Provision for the closure of oil production wells

Subsidiary Unna Energia S.A. recognizes a provision for the closure of operating units that correspond to the legal obligation to close oil production wells once the production phase has been completed. At the initial date of recognition, the liability that arises from said obligation is measured at fair value and discounted to present value, following the valuation techniques established in IFRS 13 Fair Value Measurement; accordingly, the same amount is simultaneously charged to the intangible account in the statement of financial position.

Subsequently, the liability will increase in each period to reflect the financial cost considered in the initial measurement of the discount, and the capitalized cost will be depreciated based on the useful life of the related asset. When a liability is settled, the subsidiary recognizes any gain or loss that may arise. The fair value changes estimated for the initial obligation and interest rates are recognized as an increase or decrease in the carrying amount of the obligation and related asset, according to IFRIC 1 Changes in Existing Decommissioning, Restoration and Similar Liabilities. Any reduction in this provision, and therefore, any reduction in the related assets which exceeds the carrying amount of the asset, will be immediately recognized in the statement of comprehensive income.

If the review of the obligation resulted in the need to increase the provision, and as a result, the carrying amount of the related asset also increases, the subsidiary takes into account whether this increase corresponds to an indication that the asset has become impaired and if so, impairment tests will be conducted (note 2.G).

U.	Put option arrangement

In the case of a put option contract on the equity of a subsidiary that allows the shareholder to reallocate its shares in a certain period, the amount payable under the option is initially recognized at the present value of the reimbursement under ‘Other accounts payable’, directly charged to equity. The charge to equity is recorded separately as put options subscribed on the non-controlling interest.

Subsequently, the financial liability is updated by changes in the assumptions on which the estimation of the expected cash flows is based and by the financial component due to the passage of time. The effects of this update are recognized in profit and loss.

In 2021, Cumbra Peru S.A. acquired the entire non-controlling interest of the subsidiary Morelco S.A.S. As of December 31, 2022, Cumbra Peru S.A. the liability was totally paid.

V.	Capital

Common shares are classified as equity and are determined using the par value of the shares that have been issued.

Incremental costs directly attributable to the issuance of new shares or options are shown in equity as a deduction of the received amount, net of taxes.

W.	Revenue from contracts with customers

Revenues from contracts with customers are recognized, for each performance obligation, either during a period of time or at a point in time, depending on which method best reflects the transfer of control of the underlying products or services to the obligation of particular performance with the customer.

The Corporation recognizes the revenue through the application of the five steps defined in the regulations: i) identifying the contract with the customer; ii) identifying performance obligations in the contract; iii) determining the transaction price; iv) allocating the transaction price to performance obligations; and v) recognizing revenue when (or as) a performance obligation is satisfied.

The following describes the Corporation’s policy of recognition for each type of revenue in line with IFRS 15:

i.	Engineering and construction

Revenues from engineering and construction (E&C) contracts are recognized over time as the customer simultaneously receives and consumes the benefits provided by the Corporation’s performance, the Corporation’s performance creates or enhances an asset that the customer controls as the asset is created or enhanced; and the Corporation’s performance does not create an asset with an alternative use. For these reason, the Corporation accounts for revenue over time by measuring the progress towards complete satisfaction of its performance obligations under each contract.

The Corporation applies the output method to measure the physical percentage-of-completion which is based on surveys of projects performance by the Corporation’s experts. The Corporation considers this method depicts the transfer of control of the goods or services to the customers, as it reflects also an enforceable right to payment by the Corporation for work performed to date.

The Corporation assesses whether one or more of the following factors has been satisfied: a) the contract, applicable law or other evidence provides a legal basis for the modification; b) additional costs were caused by circumstances that were unforeseen on the date of execution of the contract and not a result of deficiencies incurred by the Corporation’s performance; c) modification-related costs are identifiable and considered reasonable in view of the work performed; or d) evidence supporting the modification is objective and verifiable. When one or more of the foregoing factors is satisfied, the changes to the rights and obligations in the contract modification are considered by the Corporation to be enforceable.

The nature of some contracts, such as cost plus fee contracts, unit price contracts or similar contracts give rise to variable consideration that may include reimbursable costs, incentives and penalties. To include variable consideration related to a contract modification in the estimated transaction price, the Corporation must conclude that it is “highly probable” that a significant revenue reversal will not occur. The Corporation determines the likelihood of revenue reversal occurring (and therefore whether such price will be recovered) based on an analysis of whether any of the following factors are present: i) contractual entitlement; ii) past practice with the customer; iii) specific discussions or preliminary negotiations with the customer; or iv) verbal approval by the customer. If, as a result of such analysis, the Corporation concludes that it is “highly probable” that there will not be a significant reversal of the amount of revenue recognized, it recognizes the variable consideration relating to the contract modification. When the benefit of the contract cannot be reliably estimated, the associated revenue is recognized to the extent that the costs incurred are recoverable. Revenue is invoiced upon receipt of customer approval.

A provision for onerous contracts is measured at the present value of the lower of the expected cost of terminating the contract and the expected net cost to complete the contract, which is determined based on the incremental costs of fulfilling the obligation under the contract and an allocation of other costs directly related to fulfilling the contract. When it is probable that total contract costs will exceed the related revenue, the expected loss is recognized immediately.

The Corporation estimates the amount of revenue to be recognized as variable consideration using judgments and estimates to determine the most probable value, which is expected to best predict the amount of consideration to which the Corporation will be entitled.

ii.	Real-estate

Sale of real estate - urban and industrial lots

Revenue from real estate sale contracts is recognized when control over the property has been transferred to the client with the delivery record. Revenue is measured based on the price agreed under the contract. Until this is met, the revenue received will be counted as customer advances. These sales contracts have two performance obligations: i) the one corresponding to the transfer of the property, which includes the common areas of the building where these real estates are located, and ii) the one corresponding to the transfer of the common area outside the real estate assets but that are part of the real estate projects, which are recognized when the common area has been delivered.

Sale of urban lots

Revenue related to sales of urban lots is recognized when control over the property is transferred to the customer. Until this is met, the revenue received will be counted as customer advances. Revenue is measured based on the transaction price agreed under the contract. These sales contracts have a single performance obligation for the sale of lots, which is executed upon delivery of the sale of the assets.

Sale of industrial lots

Revenue related to sales of industrial lots is recognized when control over the property has been transferred to the customer. Until this is met, the revenue received will be counted as customer advances. These sales contracts have two performance obligations: i) transfer of the industrial lot and ii) urban authorization of the industrial lot.

iii.	Energy

Revenues from services rendered for oil and gas extraction, storage and dispatch of fuels and other services

Revenues from the rendering of oil and gas extraction, fuel storage and dispatch and other services rendered are recognized when the full specific service is provided, calculating the service actually provided as a portion of the total services to be provided. This type of revenue has a single performance obligation, that is performed when the service is provided at a point in time.

Revenues from sale of oil and oil byproducts

Revenue from the sale of oil and byproducts is recognized when the control of the assets is transferred to the customer, which is when the goods are delivered. In this type of revenue, there is a single performance obligation for the sale of oil and byproducts which is enforced at the delivery of the goods.

iv.	Infrastructure

Revenue from concession services

Revenue from concession services corresponds to operation and maintenance services and is recognized according to its nature in the period in which the service is provided. In this type of revenue, there is a single performance obligation, enforced when the service is provided.

Revenues from toll collection

Revenues generated by Red Vial 5 S.A. from toll collection through vehicle control booths are grouped in three different toll stations, located along the Ancon - Huacho - Pativilca road sections. This type of transactions are recognized at a point of time due to the control is transferred to the time of toll collection.

X.	Cost and expense recognition

Engineering and construction contracts

Contract costs include all the incurred direct costs such as materials, labor, subcontracting costs, manufacturing and supply costs of equipment, start-up costs, depreciation and amortization, and indirect costs. Periodically, the Company evaluates the reasonableness of the estimates used in the determination of the total estimated contract cost of the contract. If, as a result of this evaluation, the total estimated cost of the project exceeds expected revenues, an adjustment is made in order to reflect onerous contract and the corresponding effect in profit or loss of the period in which the loss is incurred.

Cost for sale of oil and byproducts

The costs of services provided, and the costs of sales of oil and byproducts are recognized when incurred, which in this case are incurred at the same time that related revenue is recognized. Other costs and expenses are recognized as they accrue, regardless of the moment when they are paid, and are recorded in the accounting periods to which they relate.

Cost for concession operation services

The costs for operation and maintenance services are recognized when incurred, at the same time that related revenue is recognized. Other costs and expenses are recognized as they accrue, regardless of the moment when they are paid, and are recorded in the accounting periods to which they relate.

Y.	Leases

Lease contracts are analyzed for the purpose of identifying those containing the characteristics specified in IFRS 16 Leases for recognition, measurement, presentation and disclosure.

The Corporation evaluates in every lease contract the following:

■	If it conveys the right to control the use of an identified asset;

■	If the contract term is longer that twelve months;

■	If the underlying asset amount is a material amount, and,

■	That the fees to be paid are not entirely variable.

Leases in which the Corporation is a lessee

The Corporation recognizes a right-of-use asset and a lease liability at the lease commencement date.

The right-of-use asset is initially measured at the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred. The right-of-use asset is subsequently depreciated using the straight-line method from the commencement date to the end of the lease term. The term of the lease includes the periods covered by an option to extend the contract if the Corporation is reasonably sure to exercise that option.

The lease liability is the total unpaid installments, measured at amortized cost using the effective interest method. It is remeasured when there is a change in future lease payments arising from a change in an index or rate, if there is a change in the Corporation’s estimate of the amount expected to be payable under a residual value guarantee, or if the Corporation changes its assessment of whether it will exercise a purchase, extension or termination option. When the lease liability is remeasured in this way, a corresponding adjustment is made to the carrying amount of the right-of-use asset.

In the engineering and construction segment, interest expenses related to leasing contracts of the core business are reported in gross margin; the rest of the Corporation segments reports them in finance expenses.

Operating cash flows will be greater since cash payments for the main portion of the lease debt are classified within the financing activities. Only the portion of the payments that reflects interest can continue to be presented as operating cash flows.

Leases in which the Corporation is a lessor

Operating leases and assets are included in the consolidated statement of financial position according to the nature of the asset. Revenues from operating leases are recognized on a straight-line basis over the term of the lease agreement and the incentives granted to lessees are reduced from rental income. Accordingly, the Corporation, as lessor, has not changed the recognition of its leases.

Z.	Dividend distribution

Dividend distribution to the shareholders is recognized as a liability in the financial statements in the period in which dividends are approved.